Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended	1 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Dec. 31, 2013 Jodie Shipping Co. (S4010) - MSC Athens (Hull 4010) [Member]	Dec. 31, 2013 Kayley Shipping Co. (S4011) - MSC Athos (Hull 4011) [Member]	Dec. 31, 2013 MSC Athens (Hull S4010) and MSC Athos (Hull S4011) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Dec. 31, 2013 Quentin Shipping Co. - Valor (Hull S4020) [Member]	Dec. 31, 2013 Raymond Shipping Co. - Value (Hull S4021) [Member]	Dec. 31, 2013 Sander Shipping Co. - Valiant (Hull S4022) [Member]	Dec. 31, 2013 Terance Shipping Co. - Valence (Hull S4023) [Member]	Dec. 31, 2013 Undine Shipping Co. - Vantage (Hull S4024) [Member]	Dec. 31, 2013 Valor, Value, Valiant, Valence and Vantage [Member]	Dec. 31, 2013 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]
Capacity of Vessels			9,403	8,827				8,827
Vessels under construction cost	$ 285,240		$ 95,080												$ 953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			January 2014- April 2014
Delivery date					March 14, 2013	April 8, 2013			June 3, 2013	June 25, 2013	August 5, 2013	September 2, 2013	November 8, 2013
Transferred to Vessels, net	(689,112)	0					196,675							492,437
Advances for vessel acquisitions	240,871	339,552													240,871		339,552
Number of future contracted acquisitions			3	2				5
Pre-delivery installments	896,825	324,329													896,825		324,329
Pre-delivery installments paid during the reporting period																$ 143,131